Investor A C Institutional and Class R [Member] N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BlackRock Capital Appreciation Fund, Inc
Entity Central Index Key	0000887509
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Sep. 25, 2026